Label	Element	Value
MFS® Global Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000863032_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is November 17, 2014 MFS® Global Total Return Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Global Total Return Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective December 1, 2014, the final paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments are used by certain of the fund's equity securities portfolio managers and may also be considered by other portfolio managers.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective December 1, 2014, the paragraph titled "Investment Selection Risk" in the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Investment Selection Risk: MFS' investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.